COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Rental expense under operating leases	$ 18,589	$ 0
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2021	10,958
Total	$ 10,958